The company (Details) (USD $)	148 Months Ended			0 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 04, 2012 IPO [Member]	Apr. 02, 2012 IPO [Member]
Sale of Stock [Line Items]
Issuance of common stock upon initial public offering, shares				5,000,000
Shares sold at initial public offering by certain stockholders				1,727,500
Shares for the underwriters' over-allotment option				877,500
Share price					$ 16.00
Aggregate gross offering proceeds to Company				$ 80,000,000
Aggregate gross offering proceeds to seling stockholders				27,600,000
Accumulated deficit	56,516,000	56,861,000	54,382,000
Proceeds from convertible preferred stock net of issuance costs	52,760,000
Cash equivalents and short-term investments	$ 79,800,000